Other Provisions - Summary of Other Provisions (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Other provisions, beginning balance	£ 1,471
Exchange adjustments	85
Charge for the year	555
Reversed unused	(261)
Unwinding of discount	4
Utilised	(539)
Transfer to assets held for sale/distribution	(119)
Additions through business combinations	23
Reclassifications and other movements	(29)
Transfer to Pension obligations	(6)
Other provisions, ending balance	1,184
To be settled within one year	652	£ 841
To be settled after one year	532	630
Other provisions	1,184	1,471
Legal and other disputes [member]
Disclosure of other provisions [line items]
Other provisions, beginning balance	196
Exchange adjustments	28
Charge for the year	145
Reversed unused	(12)
Unwinding of discount	3
Utilised	(126)
Transfer to assets held for sale/distribution	(16)
Additions through business combinations	0
Reclassifications and other movements	0
Transfer to Pension obligations	0
Other provisions, ending balance	218
To be settled within one year	190
To be settled after one year	28
Other provisions	218	196
Major Restructuring Programmes [Member]
Disclosure of other provisions [line items]
Other provisions, beginning balance	652
Exchange adjustments	21
Charge for the year	144
Reversed unused	(131)
Unwinding of discount	1
Utilised	(277)
Transfer to assets held for sale/distribution	(60)
Additions through business combinations	15
Reclassifications and other movements	(8)
Transfer to Pension obligations	(6)
Other provisions, ending balance	351
To be settled within one year	259
To be settled after one year	92
Other provisions	351	652
Employee Related Provisions [Member]
Disclosure of other provisions [line items]
Other provisions, beginning balance	322
Exchange adjustments	16
Charge for the year	125
Reversed unused	(40)
Unwinding of discount	0
Utilised	(91)
Transfer to assets held for sale/distribution	(22)
Additions through business combinations	0
Reclassifications and other movements	(1)
Transfer to Pension obligations	0
Other provisions, ending balance	309
To be settled within one year	75
To be settled after one year	234
Other provisions	309	322
Other Provision [Member]
Disclosure of other provisions [line items]
Other provisions, beginning balance	301
Exchange adjustments	20
Charge for the year	141
Reversed unused	(78)
Unwinding of discount	0
Utilised	(45)
Transfer to assets held for sale/distribution	(21)
Additions through business combinations	8
Reclassifications and other movements	(20)
Transfer to Pension obligations	0
Other provisions, ending balance	306
To be settled within one year	128
To be settled after one year	178
Other provisions	£ 306	£ 301